Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue:
Gross revenue	$ 2,595,777	$ 2,402,321	$ 2,364,956
Reimbursable expenses		(643,882)	(698,469)
Total revenue	2,595,777	1,758,439	1,666,487
Costs and expenses:
Selling, general and administrative	325,794	323,741	325,726
Depreciation and amortization	65,916	61,297	59,575
Restructuring (Note 14)	12,490	7,753	8,159
Total costs and expenses	2,222,420	1,420,101	1,354,793
Income from operations	373,357	338,338	311,694
Interest income	4,759	2,346	1,484
Interest expense	(13,502)	(12,627)	(13,006)
Income before income taxes expense	364,614	328,057	300,172
Income tax expense (Note 13)	(41,958)	(46,569)	(37,993)
Net income	$ 322,656	$ 281,488	$ 262,179
Net income per ordinary share:
Basic (dollars per share)	$ 5.96	$ 5.20	$ 4.75
Diluted (dollars per share)	$ 5.89	$ 5.13	$ 4.65
Weighted average number of ordinary shares outstanding:
Basic (in shares)	54,118,764	54,129,439	55,248,900
Diluted (in shares)	54,790,663	54,849,046	56,407,136
Direct Costs
Costs and expenses:
Direct costs	$ 1,818,220	$ 1,027,310	$ 961,333